Statements of Net Assets Available for Benefits - Honeywell 401(k) Plan [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Statements of Net Assets Available for Benefits [Abstract]
Plan interest in Honeywell Savings and Ownership Plan Master Trust, at fair value	$ 16,547	$ 16,077
Notes receivable from participants	3	4
Contribution receivable from the Company, net of forfeitures	233	236
Total receivables	236	240
Net assets available for benefits	$ 16,783	$ 16,317